Restricted Deposits (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Restricted Deposits [Line Items]
Total Restricted Deposits		₩ 1,173,068	₩ 1,126,975
Cash and Cash Equivalents
Restricted Deposits [Line Items]
Deposits for government project		9,287	12,747
Collateral provided for borrowings		63,198	100,998
Collateral provided for lawsuit		3	3
Deposits for transmission regional support program		3,002	4,337
Decommissioning costs of nuclear power plants			604
Total Restricted Deposits		75,490	118,689
Short-term financial instruments
Restricted Deposits [Line Items]
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises		93,000	34,000
Total Restricted Deposits		93,000	34,000
Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		0	29,451
Total Restricted Deposits		0	29,451
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		541,969	498,555
Total Restricted Deposits		541,969	498,555
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts		74	69
Collateral provided for borrowings		11,745
Decommissioning costs of nuclear power plants		250,464	245,896
Guarantee deposits for banking accounts at oversea branches		326	315
Funds for developing small and medium enterprises	[1]	200,000	200,000
Total Restricted Deposits		₩ 462,609	₩ 446,280

[1]	Deposits for small and medium enterprise at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley businesses as of December 31, 2018 and 2019.